COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

19.   COMMITMENTS AND CONTINGENCIES

Contractual arrangements among the Company and the former VIEs

Under applicable tax laws and regulations in mainland China, arrangements and transactions among related parties may be subject to audit or scrutiny by the tax authorities in mainland China within ten years after the taxable year when the arrangements or transactions are conducted. The Company could face material and adverse tax consequences if the tax authorities in mainland China were to determine that the Contractual Arrangements among the Company and the respective VIEs were not entered into on an arm’s-length basis and therefore constituted unfavorable transfer pricing arrangements. Unfavorable transfer pricing arrangements could, among other things, result in an upward adjustment on taxation. In addition, the tax authorities in mainland China may impose interest on late payments on the Company and the respective VIEs for the adjusted but unpaid taxes. In the opinion of management, the likelihood of such an upward adjustment on taxation and related interest is remote based on current facts and circumstances.

Guarantees

The Group accounts for guarantees in accordance with ASC 460, “Guarantees”. Accordingly, the Group evaluates its guarantees to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460, (b) the guarantee is subject to ASC 460 disclosure requirements only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.

The memorandum and articles of association of the Company require that the Company indemnify its officers and directors, as well as those who act as directors and officers of other entities at the Company’s request, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings arising out of their services to the Company. The indemnification obligations are more fully described in the memorandum and articles of association. The Company purchases standard directors’ and officers’ insurance to cover claims or a portion of the claims made against its directors and officers. Since a maximum obligation is not explicitly stated in the Company’s memorandum and articles of association and will depend on the facts and circumstances that arise out of any future claims, the overall maximum amount of the obligations cannot be reasonably estimated.

Historically, the Group has not been required to make payments related to these obligations, and the fair value for these obligations is zero as of December 31, 2022 and 2023.

Indemnity cost

There was no indemnity cost occurred in 2021, 2022 and 2023.

19.   COMMITMENTS AND CONTINGENCIES (continued)

Legal proceedings

From time to time, the Group is subject to legal proceedings and claims in the ordinary course of business. The Group records a liability when it is both probable that a liability will be incurred and the amount of the loss can be reasonably estimated. If a range of probable loss is established, the minimum amount in the range is accrued, unless some other amount within the range appears to be a better estimate. The Group reviews the need for any such liability on a regular basis and has not recorded any material liabilities in this regard during 2021 and 2022.

On December 31, 2019, the Group announced the formation of a special investigation committee, consisting of the independent members of the board, to internally investigate (i) alleged illegal money transfers made in connection with the potential development of an integrated casino resort project in Japan and (ii) the previous arrests that were made by the Tokyo District Public Prosecutors Office. The prosecutions resulted in the conviction of government officials and former intermediaries, including an external consultant of the Company who also formerly served as a director of our subsidiary in Japan. The Group has been cooperating with the DOJ and the SEC in connection with their investigations into the Group. The Group has been in separate discussions with the Staff of the SEC’s Division of Enforcement and the DOJ regarding potential resolutions to settle these matters. Any potential resolution of these matters would involve payment of monetary penalties in amounts that are likely to be significant and would be subject to approval by the SEC Commissioners for any proposed SEC settlement and the DOJ for any proposed DOJ resolution. The combined penalty amounts are still in the process of being discussed and finalized considering the Company’s ability to pay those combined penalty amounts under its current financial condition. Based on the latest status of the discussions as of the date of this annual report, the Group believes the loss contingency is probable and accrued, to its best estimate, US$10,000 as of December 31, 2023 for the contingent loss. As no payment plan has been agreed to in the discussions, the entire amount of US$10,000 has been accrued in accrued expenses and other current liabilities on the consolidated balance sheets.

Operating lease commitments

The information of lease commitments is provided in Note 11.